Note 15 - Income Tax - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income tax expense using combined statutory rate of 26.5% (2018 - 26.5%, 2017 - 26.5%)	$ (53,128)	$ 30,529
Permanent differences	1,566	785
Tax effect of flow through entities	(307)	(491)
Adjustments to tax liabilities for prior periods	(328)	(526)
Non-deductible stock-based compensation	2,153	1,528
Excess tax benefits related to stock-based compensation	(3,672)	(3,968)
Foreign, state and provincial tax rate differential	(2,402)	(2,863)
Settlement of long-term incentive arrangement	83,310
Other taxes	(45)	(72)
Total	$ 27,147	$ 24,922